STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - EBP 001	12 Months Ended
Mar. 31, 2025 USD ($)
Investment income (loss):
Dividend and interest income	$ 11,447,904
Net appreciation (depreciation) in fair value of all investments	25,748,467
Total investment income (loss)	37,196,371
Interest on notes receivable from participants	712,755
Contributions:
Employer	27,806,355
Employee	67,235,140
Rollover	3,738,728
Total contributions	98,780,223
Total additions	136,689,349
Deductions from net assets attributed to:
Benefits paid to participants	137,688,919
Administrative expenses	1,008,575
Total deductions	138,697,494
EBP, Change in Net Asset Available for Benefit, Increase (Decrease), Total	(2,008,145)
NET ASSETS AVAILABLE FOR BENEFITS:
Beginning of the year	1,170,797,308
End of the year	$ 1,168,789,163